CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Jun. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents		$ 301,486	$ 65,710
Restricted cash		16,845	44,927
Other current assets	[1]	42,882	25,266
Amount due from related parties		2,724	23,914
Inventories		3,607	1,110
Total Current Assets		367,544	160,927
Non-current
Restricted cash		121,206	117,488
Vessels and equipment and vessel under capital lease, net		1,728,523	1,763,896
Intangible assets, net		79,723	86,133
Other long-term assets		11,684	17,017
Amounts due from related parties		107,247	107,247
Total Assets		2,415,927	2,252,708
Current
Current portion of long-term debt		115,758	78,101
Current portion of obligation under capital lease		1,081	787
Other current liabilities		89,272	136,584
Total Current Liabilities		206,111	215,472
Non-current
Long-term debt		1,339,098	1,296,609
Obligations under capital leases		122,853	116,964
Other long-term liabilities		19,938	19,234
Total Liabilities		1,688,000	1,648,279
Partners' capital:
Common unitholders		606,152	490,564
General partner interest		53,067	50,942
Total Partners' capital		659,219	541,506
Accumulated other comprehensive income		35	(5,053)
Total equity before non-controlling interest		659,254	536,453
Non-controlling interest		68,673	67,976
Total Equity		727,927	604,429
Total Liabilities and Equity		$ 2,415,927	$ 2,252,708

[1]	Other current assets includes the charter termination fee receivable (net of withholding tax) for the Golar Spirit